Fair Value Measurements - Summary of Changes in Level 3 Instruments Carried At Fair Value (Detail) - Valued using models (without observable inputs) [member] - CAD ($) $ in Millions		3 Months Ended				6 Months Ended
		Apr. 30, 2025		Apr. 30, 2024		Apr. 30, 2025		Apr. 30, 2024
Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at end of period		$ 5,446				$ 5,446
Trading securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		6				4		$ 37
Change in fair value included in earnings		0				0
Change in fair value included in other comprehensive income	[1]	0				0
Purchases/Issuances		5				7
Sales		0				0
Maturities/Settlement		0				0
Transfers into Level 3		0				0
Transfers out of Level 3		(6)				(6)		(37)
Assets at end of period		5				5
Change in unrealized gains (losses) recorded in income for instruments still held	[2]	0				0
Trading securities [member] | NHA MBS and U.S. agency MBS and CMO
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		0				0
Change in fair value included in earnings		0
Change in fair value included in other comprehensive income	[1]	0
Purchases/Issuances		5				5
Sales		0				0
Maturities/Settlement		0				0
Transfers into Level 3		0				0
Transfers out of Level 3		0				0
Assets at end of period		5				5
Change in unrealized gains (losses) recorded in income for instruments still held	[2]					0
Trading securities [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		6				4		37
Purchases/Issuances						2
Sales						0
Maturities/Settlement						0
Transfers into Level 3						0
Transfers out of Level 3		(6)				(6)		(37)
Assets at end of period		0				0
Change in unrealized gains (losses) recorded in income for instruments still held	[2]					0
Financial assets at fair value through profit or loss [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		5,235		$ 4,343		4,934		4,235
Change in fair value included in earnings		(118)		9		(95)		(101)
Change in fair value included in other comprehensive income	[1]	(110)		49		(21)		(10)
Purchases/Issuances		343		223		616		539
Sales		(57)		(88)		(139)		(126)
Maturities/Settlement		0				0
Transfers into Level 3		0				0
Transfers out of Level 3		0				(2)		(1)
Assets at end of period		5,293		4,536		5,293		4,536
Change in unrealized gains (losses) recorded in income for instruments still held		(66)	[2]	60	[3]	17	[2]	8	[3]
Financial assets at fair value through profit or loss [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		33		24		35		27
Change in fair value included in earnings		2		(6)		1		(9)
Change in fair value included in other comprehensive income	[1]	0
Purchases/Issuances		1		17		2		17
Sales		0				0
Maturities/Settlement		0				0
Transfers into Level 3		0				0
Transfers out of Level 3		0				(2)
Assets at end of period		36		35		36		35
Change in unrealized gains (losses) recorded in income for instruments still held		2	[2]	(6)	[3]	1	[2]	(9)
Financial assets at fair value through profit or loss [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		5,202		4,319		4,899		4,208
Change in fair value included in earnings		(120)		15		(96)		(92)
Change in fair value included in other comprehensive income	[1]	(110)		49		(21)		(10)
Purchases/Issuances		342		206		614		522
Sales		(57)		(88)		(139)		(126)
Maturities/Settlement		0				0
Transfers into Level 3		0				0
Transfers out of Level 3		0				0		(1)
Assets at end of period		5,257		4,501		5,257		4,501
Change in unrealized gains (losses) recorded in income for instruments still held		(68)	[2]	66	[3]	16	[2]	17	[3]
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		163		173		177		160
Change in fair value included in earnings		0				0
Change in fair value included in other comprehensive income	[1]	0				(15)		11
Purchases/Issuances		26		1		27		3
Sales		0				0
Maturities/Settlement		0				0
Transfers into Level 3		0				0
Transfers out of Level 3		0				0
Assets at end of period		189		174		189		174
Financial assets at fair value through other comprehensive income, category [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		163		173		177		160
Change in fair value included in earnings		0				0
Change in fair value included in other comprehensive income	[1]	0				(15)		11
Purchases/Issuances		26		1		27		3
Sales		0				0
Maturities/Settlement		0				0
Transfers into Level 3		0				0
Transfers out of Level 3		0				0
Assets at end of period		189		174		189		174
Business and government loans [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		321		196		302		186
Change in fair value included in earnings		(11)				2
Change in fair value included in other comprehensive income	[1]	(7)		5		(1)		(1)
Purchases/Issuances		50		13		56		46
Sales		0				0
Maturities/Settlement		0		(59)		(6)		(76)
Transfers into Level 3		29		198		29		198
Transfers out of Level 3		0				0
Assets at end of period		382		353		382		353
Change in unrealized gains (losses) recorded in income for instruments still held	[2]	(11)				2
Derivatives Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		3		2		7		11
Change in fair value included in earnings		0				(4)		(1)
Change in fair value included in other comprehensive income	[1]	0				0
Purchases/Issuances		0				0
Sales		0				0
Maturities/Settlement		(1)				(1)
Transfers into Level 3		1		2		1		2
Transfers out of Level 3		(2)				(2)		(8)
Liabilities at end of period		1		4		1		4
Change in unrealized gains (losses) recorded in income for instruments still held	[2]	0				(4)
Derivatives Liabilities [member] | Equity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		2				2		8
Change in fair value included in earnings						0
Maturities/Settlement		0				0
Transfers into Level 3		1		1		1		1
Transfers out of Level 3		(2)				(2)		(8)
Liabilities at end of period		1		1		1		1
Change in unrealized gains (losses) recorded in income for instruments still held	[2]					0
Derivatives Liabilities [member] | Credit default swaps [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		1		1		1		2
Change in fair value included in earnings				(1)		0		(2)
Maturities/Settlement		(1)				(1)
Transfers into Level 3		0		1		0		1
Transfers out of Level 3		0				0
Liabilities at end of period		0		1		0		1
Change in unrealized gains (losses) recorded in income for instruments still held				(1)	[3]	0	[2]	(1)	[3]
Derivatives Liabilities [member] | Commodity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		0		1		4		1
Change in fair value included in earnings				1		(4)		1
Maturities/Settlement		0				0
Transfers into Level 3		0				0
Transfers out of Level 3		0				0
Liabilities at end of period		0		2		0		2
Change in unrealized gains (losses) recorded in income for instruments still held				1	[3]	(4)	[2]	1	[3]
Other Liabilities [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		0		13		0		5
Change in fair value included in earnings		0				0
Change in fair value included in other comprehensive income	[1]	0				0
Purchases/Issuances		0				0		8
Sales		0				0
Maturities/Settlement		0		(13)		0		(13)
Transfers into Level 3		0				0
Transfers out of Level 3		0				0
Liabilities at end of period		0		0		0		0
Change in unrealized gains (losses) recorded in income for instruments still held	[2]	0				0
Other assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		1,841		1,671		1,717		1,723
Change in fair value included in earnings		(1)		(56)		(56)		(17)
Change in fair value included in other comprehensive income	[1]	0				0
Purchases/Issuances		7		12		201		16
Sales		(7)				(7)		(21)
Maturities/Settlement		(405)		(5)		(420)		(79)
Transfers into Level 3		0				0
Transfers out of Level 3		0				0
Assets at end of period		1,435		1,622		1,435		1,622
Change in unrealized gains (losses) recorded in income for instruments still held		(1)	[2]	(65)	[3]	(52)	[2]
Derivatives Asset [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		60		14		12		5
Change in fair value included in earnings		2		(7)		5		(5)
Change in fair value included in other comprehensive income	[1]	0				0
Purchases/Issuances		0				32
Sales		0				0
Maturities/Settlement		(42)				(42)
Transfers into Level 3		4		6		17		13
Transfers out of Level 3		0				0
Assets at end of period		24		13		24		13
Change in unrealized gains (losses) recorded in income for instruments still held		2	[2]	(7)	[3]	5	[2]	(5)	[3]
Derivatives Asset [Member] | Equity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		13		7		0
Change in fair value included in earnings		(2)				(2)
Purchases/Issuances						0
Sales		0				0
Maturities/Settlement		0				0
Transfers into Level 3		3		6		16		13
Assets at end of period		14		13		14		13
Change in unrealized gains (losses) recorded in income for instruments still held	[2]	(2)				(2)
Derivatives Asset [Member] | Credit default swaps [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		0				0
Change in fair value included in earnings		0				0
Purchases/Issuances						0
Sales		0				0
Maturities/Settlement		0				0
Transfers into Level 3		1				1
Assets at end of period		1				1
Change in unrealized gains (losses) recorded in income for instruments still held	[2]	0				0
Derivatives Asset [Member] | Commodity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		5		7		2		5
Change in fair value included in earnings		4		(7)		7		(5)
Purchases/Issuances						0
Sales		0				0
Maturities/Settlement		0				0
Transfers into Level 3		0				0
Assets at end of period		9				9
Change in unrealized gains (losses) recorded in income for instruments still held		4	[2]	$ (7)	[3]	7	[2]	$ (5)	[3]
Derivatives Asset [Member] | Foreign exchange contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		42				10
Change in fair value included in earnings		0				0
Purchases/Issuances						32
Sales		0				0
Maturities/Settlement		(42)				(42)
Transfers into Level 3		0				0
Assets at end of period		0				0
Change in unrealized gains (losses) recorded in income for instruments still held	[2]	$ 0				$ 0

[1]	Foreign exchange translation on assets and liabilities held by foreign operations is included in other comprehensive income, net foreign operations.
[2]	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on April 30, 2025 are included in earnings for the period.
[3]	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on April 30, 2024 are included in earnings for the period.